Property plant and equipment net (Tables)	6 Months Ended
Mar. 31, 2024
Property plant and equipment net
Schedule of property, plant and equipment, stated at cost less accumulated depreciation
	March 31,	September 30,
	2024	2023
	(unaudited)
Machinery and equipment	$9,598,017	$9,498,312
Property and buildings	7,701,474	7,621,567
Vehicles	217,454	215,198
Office equipment	87,196	86,291
Subtotal	17,604,141	17,421,368
Construction in progress	5,216,649	5,162,523
Less: accumulated depreciation	(9,558,708)	(8,749,498)
Property, plant and equipment, net	$13,262,082	$13,834,393